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                [Transamerica Life Insurance Company Letterhead]

September 6, 2002

VIA EDGAR
_______________________________________

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  Separate Account VA A
     File No. 811-09172, CIK 0001034624
     Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the "Act"), Separate Account VA A, a unit investment trust registered under the Act, recently mailed to its contract owners the semi-annual report for the following underlying management investment companies: Atlas Insurance Trust; AEGON/Transamerica Series Fund, Inc.; AIM Variable Insurance Funds; Alliance Variable Products Series Fund, Inc. - Class B; The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Class; Dreyfus Variable Investment Fund - Initial Class; Federated Insurance Series; and Janus Aspen Series - Service Shares. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act:

..   On August 29, 2002, Atlas Insurance Trust filed its semi-annual report with the Commission via EDGAR (CIK: 0001031877);

..   On August 26, 2002, AEGON/Transamerica Series Fund, Inc., filed its semi-annual report with the Commission via EDGAR (CIK: 0000778207);

..   On August 16, 2002, AIM Variable Insurance Funds filed its semi-annual report with the Commission via EDGAR (CIK: 0000896435);

..   On August 19, 2002, (Premier Growth Portfolio and Technology Portfolio)
    Alliance Variable Products Series Fund, Inc. filed its semi-annual report with the Commission via EDGAR (CIK: 0000825316);

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Securities and Exchange Commission
September 6, 2002
Page 2

..   On August 22, 2002, (Growth Portfolio) Alliance Variable Products Series
    Fund, Inc. filed its semi-annual report with the Commission via EDGAR (CIK:
    0000825316);

..   On August 27, 2002, The Dreyfus Socially Responsible Growth Fund, Inc. filed its semi-annual report with the Commission via EDGAR (CIK: 0000890064);

..   On August 28, 2002, Dreyfus Variable Investment Fund filed its semi-annual report with the Commission via EDGAR (CIK: 0000813383);

..   On August 29, 2002, Federated Insurance Series filed its semi-annual report with the Commission via EDGAR (CIK: 0000912577); and

..   On August 21, 2002, Janus Aspen Series - Service Shares filed its semi-annual report with the Commission via EDGAR (CIK: 0000906185).

To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

Transamerica Life Insurance Company

/s/ Frank A. Camp

Frank A. Camp
Division General Counsel
Financial Markets Division